Condensed Financial Information of the Parent Company (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
GENERAL AND ADMINISTRATIVE EXPENSES	$ 81,659	$ 3,916,736	$ 1,636,353
NET INCOME (LOSS)	(106,269)	(996,825)	164,811
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(11,578)	574,628	(208,333)
COMPREHENSIVE LOSS	(117,847)	(422,197)	(43,522)
Parent [Member]
GENERAL AND ADMINISTRATIVE EXPENSES		(488,334)
EQUITY OF INCOME (LOSS) OF SUBSIDIARY	(106,269)	(454,034)	160,905
NET INCOME (LOSS)	(106,269)	(942,368)	160,905
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(11,578)	526,793	(184,509)
COMPREHENSIVE LOSS	$ (117,847)	$ (415,575)	$ (23,604)